ACCOUNTS RECEIVABLE (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 161,373	$ 132,467
Allowance for credit losses	$ 9,400